UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21947

Old Field Master Fund, LLC

(Exact name of registrant as specified in charter)

733 Third Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-532-3651

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1.    Schedule of Investments

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Quarterly Report (unaudited)

June 30, 2013

OLD FIELD MASTER FUND, LLC

(In the Process of Liquidation)

Schedule of Investments in Investment Funds

June 30, 2013 (unaudited)

As of June 30, 2013, Old Field Master Fund, LLC does not have any investments.

The following table summarizes the valuation of the Master Fund’s investments under ASC 820 fair value hierarchy levels as of June 30, 2013:

Description	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents - money market	$1,097,917	$–	$–	$1,097,917
Investments in investment funds:
Distressed	–	–	–	–
Event Driven	–	–	–	–
Fixed Income Relative Value	–	–	–	–
Fundamental Market Neutral	–	–	–	–
Multi-Strategy Relative Value	–	–	–	–
Structured Credit	–	–	–	–

Total Assets	$1,097,917	$–	$–	$1,097,917

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Investment Funds	Distressed	Event Driven	Fixed Income Relative Value	Fundamental Market Neutral	Multi- Strategy Relative Value	Structured Credit

Balance as of 4/1/13	$1,235,954	$72,399	$60,459	$86,709	$11,596	$71,593	$933,198
Realized gain (loss)	(2,192,012)	(42,435)	(51,897)	(81,350)	(8,386)	(82,808)	(1,925,136)
Change in unrealized appreciation
(depreciation)	1,721,988	(15,484)	10,163	24,989	2,489	29,144	1,670,687
Purchases	–	–	–	–	–	–	–
Sales	(765,930)	(14,480)	(18,725)	(30,348)	(5,699)	(17,929)	(678,749)
Transfers into Level 3	–	–	–	–	–	–	–

Balance as of 6/30/13	$–	$–	$–	$–	$–	$–	$–

Net change in unrealized gain/(loss) relating to investments held at 6/30/13	$–	$–	$–	$–	$–	$–	$–

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.    Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Field Master Fund, LLC

By (Signature and Title)*	/s/ John T. Moore John T. Moore, President

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John T. Moore John T. Moore, Principal Executive Officer

Date: August 26, 2013

By (Signature and Title)*	/s/ Thomas J. Modzelewski Thomas J. Modzelewski, Principal Financial Officer

Date: August 26, 2013

*	Print the name and title of each signing officer under his or her signature.